FAIR VALUE (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of April 30, 2022 and October 31, 2021 (in thousands):

Fair value measured at April 30, 2022
	Level 1	Level 2	Level 3	Total
Financial assets at fair value:
Cash equivalents (money market funds)	$17,156	$-	$-	$17,156
Total Financial Assets at Fair Value	$17,156	$-	$-	$17,156

Financial liabilities at fair value:
Common stock warrant liability, warrants exercisable at $20.00 through September 2024	$-	$-	$4	$4
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	559	559
Total financial liabilities at fair value	$-	$-	$563	$563

Fair value measured at October 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets at fair value:
Cash equivalents (money market funds)	$17,153	$-	$-	$17,153
Total Financial Assets at Fair Value	$17,153	$-	$-	$17,153

Financial liabilities at fair value:
Common stock warrant liability, warrants exercisable at $24.00 through September 2024	$-	$-	$27	$27
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	4,902	4,902
Total financial liabilities at fair value	$-	$-	$4,929	$4,929

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of October 31, 2021 and October 31, 2020:

October 31, 2021	Level 1	Level 2	Level 3	Total
Cash equivalents (money market funds)	$17,153	$-	$-	$17,153
Common stock warrant liability, warrants exercisable at $24.00 through September 2024	-	-	27	27
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	4,902	4,902
Total	$17,153	$-	$4,929	$22,082

October 31, 2020	Level 1	Level 2		Level 3	Total
Cash equivalents (money market funds)	$17,149		$-	$-	$17,149
Common stock warrant liability, warrants exercisable at $29.76 through September 2024	-		-	17	17
	$17,149	$		$17	$17,166

SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES

The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities:

	Year Ended October 31,
	2021	2020
Beginning balance	$17	$19
Warrants issued	5,882	-
Warrant exercises	-	(2)
Change in fair value	(970)	-
Ending balance	$4,929	$17

SCHEDULE OF FAIR VALUE MEASURING UNOBSERVABLE INPUTS

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the six months ended April 30 2022. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Preferred Stock Redemption Liability	Warrant Liabilities	Total
Fair value at October 31, 2021	$-	$4,929	$4,929
Additions	87	-	87
Change in fair value	(43)	(4,366)	(4,409)
Redemption	(44)	-	(44)
Fair value at April 30, 2022	$-	$563	$563